HISTORICAL LOSS AND LAE DEVELOPMENT (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 28, 2011	Dec. 31, 2008
Unpaid losses and LAE at end of year:
Gross	$ 1,150,714,000	$ 1,173,943,000	$ 1,146,460,000	$ 72,387,000	$ 1,159,311,000
Ceded	(353,805,000)	(354,163,000)	(336,392,000)	(18,881,000)	(350,284,000)
Net	796,909,000	819,780,000	810,068,000	53,506,000	809,027,000
Direct incurred losses	180,768,000	265,903,000	245,671,000
Environmental, Asbestos and Mass Tort Claims
Loss and LAE payments (cumulative)
Gross	91,079,000	86,453,000	75,544,000
Ceded	(48,039,000)	(43,015,000)	(41,639,000)
Net	43,040,000	43,438,000	33,905,000
Unpaid losses and LAE at end of year:
Gross	66,429,000	72,243,000	68,198,000
Ceded	(31,633,000)	(36,895,000)	(20,142,000)
Net	34,796,000	35,348,000	48,056,000
Direct incurred losses	2,800,000
Net incurred losses	2,900,000
Mass tort claim activity from the 1980s associated with Underwriter's Indemnity Company (UIC)
Unpaid losses and LAE at end of year:
Direct incurred losses		3,900,000
Net incurred losses		700,000
Asbestos claims
Unpaid losses and LAE at end of year:
Number of claims	2	4
Gross claims paid		1,500,000
Net claims paid		$ 1,200,000
Mass tort claim
Unpaid losses and LAE at end of year:
Number of claims	1